Capital Stock - Schedule of Outstanding and Exercisable Stock Purchase Warrants (Details) - Warrants [Member]	9 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Shares, Outstanding Beginning | shares	8,143,115
Number of Shares Granted | shares	710,317
Number of Shares Exercised | shares
Number of Shares Forfeited or Cancelled | shares	224,000
Number of Shares Outstanding Ending | shares	8,629,432
Number of Shares Exercisable | shares	8,629,432
Weighted Average Exercise Price Outstanding Beginning | $ / shares	$ 2.09
Weighted Average Exercise Price Granted | $ / shares	2.35
Weighted Average Exercise Price Exercised | $ / shares
Weighted Average Exercise Price Forfeited or Cancelled | $ / shares	2.50
Weighted Average Exercise Price Outstanding Ending | $ / shares	2.10
Weighted Average Exercise Price Exercisable | $ / shares	$ 2.10
Weighted Average Life Remaining (years) Outstanding Beginning	4 years 4 months 6 days
Weighted Average Life Remaining (years), Granted	4 years 5 months 5 days
Weighted Average Life Remaining (years) Outstanding Ending	3 years 9 months 11 days
Weighted Average Life Remaining (years), Exercisable	3 years 9 months 11 days